Commitments and Contingencies - Additional Information (Detail)				1 Months Ended	6 Months Ended
	Nov. 03, 2014 USD ($) Contract m³	Dec. 20, 2013 USD ($) Vessel Carriers m³	Jul. 18, 2013 USD ($) Carriers Option m³	Mar. 31, 2012 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2012 GBP (£)
Schedule Of Commitments And Contingencies [Line Items]
Payment for property plant and equipment					$ 1,868,000	$ 350,000
Semi-Refrigerated
Schedule Of Commitments And Contingencies [Line Items]
Number of gas carriers to be purchased | Carriers		3	4
Future cost of carriers to be constructed			$ 88,000,000
Semi-Refrigerated | Minimum
Schedule Of Commitments And Contingencies [Line Items]
Expected delivery of vessels, month and year		2016-08	2015-08
Semi-Refrigerated | Maximum
Schedule Of Commitments And Contingencies [Line Items]
Expected delivery of vessels, month and year		2016-12	2016-03
Liquefied Gas Segment | Semi-Refrigerated
Schedule Of Commitments And Contingencies [Line Items]
Gas carrier cargo capacity | m³	22,000		22,000
Number of gas carriers to be purchased | Carriers			2
Payment for property plant and equipment	$ 51,000,000
Number of options to construct vessels | Option			2
Number of contracts | Contract	2
Scheduled to be delivered description					The vessels are scheduled to be delivered in January and March 2017, respectively.
Liquefied Gas Segment | Options Exercised | Semi-Refrigerated
Schedule Of Commitments And Contingencies [Line Items]
Gas carrier cargo capacity | m³			22,000
Payment for property plant and equipment			$ 44,000,000
Ethane Capable GAs Carrier | Semi-Refrigerated
Schedule Of Commitments And Contingencies [Line Items]
Gas carrier cargo capacity | m³		35,000
Future cost of carriers to be constructed		$ 77,400,000
Number of vessels to be constructed under option agreement | Vessel		3
Ethane Capable GAs Carrier | Options Exercised | Semi-Refrigerated
Schedule Of Commitments And Contingencies [Line Items]
Future cost of carriers to be constructed		$ 78,400,000
Expected delivery of vessels, month and year		2016-04
London [Member]
Schedule Of Commitments And Contingencies [Line Items]
Operating lease future minimum payment per year				$ 505,900			£ 321,850
Lease term				10 years
Lease term, mutual break clause				5 years
NEW YORK
Schedule Of Commitments And Contingencies [Line Items]
Operating lease future minimum payment per year					$ 231,990
Lease term					5 years
Lease expiration date					Jun. 30, 2017